Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (21,036,690)	$ (15,669,093)	$ (18,169,070)
Adjustments for:
Depreciation of property and equipment (Note 6)	1,054,264	840,366	631,263
Amortization of patents and licenses (Note 7)	80,246	69,560	65,782
Amortization of right of use asset (Note 8)	158,648	190,596	116,057
Accretion of debt discount on convertible debentures and non-cash interest (Notes 8 and 10)	49,738	213,843	524,095
Stock-based compensation (Note 13)	4,436,604	4,534,370	3,612,945
Non-cash settled operating costs (Notes 6 and 11)	40,029	13,814	910,738
Credit loss on receivable from the sale of discontinued operations (Note 21)			2,500,000
Gain on lease modification (Note 8)			(786)
Non-cash foreign exchange			161,000
Gain on contribution of intellectual property to joint venture (Note 5)	(1,746,987)	(2,587,500)
Share of loss in joint venture (Note 5)	3,211,993	1,142,249
Forgiveness of covid-19 government support loans (Note 24)		(186,747)
Total adjustments to reconcile profit (loss)	(13,752,155)	(11,438,542)	(9,647,976)
Net change in non-cash working capital accounts:
Accounts receivable	(61,099)
Prepaid and other current assets	(356,199)	134,926	232,522
Accounts payable and accrued liabilities	1,596,690	70,323	(22,510)
Contract liabilities	246,853
Cash flows from operating activities	(12,325,910)	(11,233,293)	(9,437,964)
INVESTING ACTIVITIES
Maturity (purchase) of short-term investments (Note 2)	6,366,828	(6,366,828)
Proceeds from the sale of discontinued operations (Note 21)			15,500,000
Purchase of property and equipment (Note 6)	(3,011,562)	(771,523)	(1,521,788)
Purchase of patents and licenses (Note 7)	(62,475)	(159,359)	(52,075)
Cash flows from investing activities	3,292,791	(7,297,710)	13,926,137
FINANCING ACTIVITIES
Issue of common shares for cash, net of issue costs (Note 11)	3,639,722	26,791,311	1,088,450
Payment of lease liability (Note 8)	(204,518)	(237,634)	(144,142)
Proceeds from covid-19 government support loans (Note 24)			218,151
Cash flows from financing activities	3,435,204	26,553,677	1,162,459
Effect of exchange rate on cash	(114,015)	46,207	(205,867)
Net change in cash and cash equivalents	(5,711,930)	8,068,881	5,444,765
Cash and cash equivalents, beginning of year	14,941,775	6,872,894	1,428,129
Cash and cash equivalents, end of year	$ 9,229,845	$ 14,941,775	$ 6,872,894